Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Long-term inflation rate	3.50%	3.25%
Growth rate for medical costs	6.61%	6.35%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	9.75%	8.56%
Nominal rate of salary increase	4.57%	4.32%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	9.83%	8.78%
Nominal rate of salary increase	6.35%	6.09%